CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (622,265)	$ (605,594)	$ (4,004,153)	$ (1,368,907)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	129,591	76,541	927,300	208,436
Stock based compensation- related parties	254,309		176,422
Option expense			0	38,400
(Gain) loss in fair value of derivative liability	(640,030)	0	470,216	0
Debt discount expense	122,435	0	61,185	0
Financing cost			(1,250)	0
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(112,375)	151,271	327,028	322,263
Due to related parties	274,265	140,710	1,488,927	88,000
Net cash used in operating activities	(594,020)	(237,072)	(554,325)	(711,808)
Cash flows from financing activities:
Common stock issued for exercise of warrants	0	1,071	1,071	83,286
Proceeds from the sale of preferred shares for cash	640,000	110,000	110,000	0
Proceeds from sale of common stock and warrants			0	643,000
Proceeds from notes payable	50,000	0	50,000
Proceeds from the sale of common stock			115,000	0
Proceeds from convertible note			150,000	0
Net cash provided by financing activities	690,000	111,071	426,071	726,286
Net decrease in cash	95,960	(126,001)	(128,254)	14,478
Cash - beginning of year	3,218	131,472	131,472	116,994
Cash - end of period	99,198	5,471	3,218	131,472
SUPPLEMENT DISCLOSURES:
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	0
Non Cash Transactions
Common stock issued for conversion of preferred shares	13,011		570,000
Common stock issued for accrued expenses- related party	$ 1,387,872	$ 99,000
Common stock issued for accounts payable	11,300	0
Common stock issued for convertible debt	150,000	0
Preferred shares issued for notes payable	$ 100,000	$ 0
Common stock issued for payables - related parties			$ 282,000	0
Common stock issued for retiring preferred shares			$ 757	$ 0